UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
October 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	Long-Term Investments – 138.6% (99.5% of Total Investments)
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Commercial Banks – 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		BBB-	$ 193,551
	Total Convertible Preferred Securities (cost $149,507)				193,551

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures – 50.9% (36.5% of Total Investments)
	Capital Markets – 5.8%
57,677	Ameriprise Financial, Inc.	7.750%		A	$ 1,498,448
388,759	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	9,742,301
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	270,352
7,600	Merrill Lynch Capital Trust I	6.450%		BB+	188,556
9,400	Morgan Stanley Capital Trust VI	6.600%		BB+	231,898
22,100	State Street Corporation	5.250%		BBB+	482,443
	Total Capital Markets				12,413,998
	Commercial Banks – 6.0%
10,800	AgriBank FCB, WI/DD	6.875%		A-	1,084,968
16,900	Banco Santander Finance	10.500%		BB	453,765
19,300	City National Corporation	5.500%		Baa2	391,790
12,000	FirstMerit Corporation	5.875%		BBB-	257,040
25,000	HSBC Holdings PLC	8.000%		BBB+	683,750
97,300	HSBC USA Inc.	4.500%		BBB+	2,408,175
26,500	HSBC USA Inc.	2.858%		BBB+	1,220,590
211,700	PNC Financial Services	6.125%		BBB	5,372,946
52,500	Royal Bank of Scotland Group PLC	5.750%		BB	1,050,000
	Total Commercial Banks				12,923,024
	Consumer Finance – 0.0%
1,100	Capital One Financial Corporation	6.000%		BB+	24,519
	Diversified Financial Services – 7.0%
35,000	Citigroup Capital Trust XI	6.000%		BB	871,500
54,185	Citigroup Capital XIII	7.875%		BB+	1,490,088
20,000	Citigroup Inc.	7.125%		BB	518,200
40,000	Citigroup Inc., (3), (5)	6.875%		BB	990,000
35,000	Citigroup Inc.	5.800%		BB	745,150
59,100	Countrywide Capital Trust IV	6.750%		BB+	1,490,502
59,300	General Electric Capital Corporation, (4)	4.875%		AA+	1,239,370
29,626	General Electric Capital Corporation	4.875%		AA+	619,480
21,000	General Electric Capital Corporation	4.700%		AA+	423,360
239,500	ING Groep N.V.	7.050%		BBB-	5,982,710
10,000	ING Groep N.V.	6.125%		BBB-	232,600
3,300	Merrill Lynch Capital Trust II	6.450%		BB+	81,906
13,420	Merrill Lynch Capital Trust III	7.375%		BB+	340,465
	Total Diversified Financial Services				15,025,331
	Diversified Telecommunication Services – 2.0%
26,800	Qwest Corporation	7.500%		BBB-	675,896
26,699	Qwest Corporation	7.375%		BBB-	668,810
72,881	Qwest Corporation	7.000%		BBB-	1,800,890
22,500	Qwest Corporation	7.000%		BBB-	553,500
30,900	Qwest Corporation	6.125%		BBB-	651,990
	Total Diversified Telecommunication Services				4,351,086
	Electric Utilities – 2.6%
40,000	Alabama Power Company, (5)	6.450%		A-	1,022,500
10,000	Entergy Arkansas Inc.	5.750%		A-	240,600
10,000	Entergy Louisiana LLC	5.250%		A-	211,300
34,600	Entergy Louisiana LLC	4.700%		A-	662,590
76,488	Entergy Texas Inc.	7.875%		A-	2,027,697
27,800	Interstate Power and Light Company	5.100%		BBB	601,592
25,000	NextEra Energy Inc.	5.700%		BBB	540,250
12,000	NextEra Energy Inc.	5.125%		BBB	234,480
1,227	PPL Capital Funding, Inc.	5.900%		BB+	26,405
	Total Electric Utilities				5,567,414
	Energy Equipment & Services – 1.1%
106,671	NextEra Energy Inc.	5.625%		BBB	2,261,425
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A, (5)	7.875%		BBB-	1,127,750
	Insurance – 11.9%
319,390	Aegon N.V.	6.375%		Baa1	7,764,371
68,922	Aflac Inc.	5.500%		Baa1	1,579,003
71,000	Allstate Corporation	5.100%		Baa1	1,715,360
25,000	Arch Capital Group Limited	6.750%		BBB	605,750
11,500	Aspen Insurance Holdings Limited	7.250%		BBB-	287,615
52,100	Aspen Insurance Holdings Limited	5.950%		BBB-	1,248,316
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,149,150
100,700	Axis Capital Holdings Limited	5.500%		BBB	2,014,000
90,100	Delphi Financial Group, Inc., (5)	7.376%		BBB-	2,252,500
84,800	Hartford Financial Services Group Inc.	7.875%		BB+	2,447,328
7,025	PartnerRe Limited	7.250%		BBB+	180,051
63,344	Prudential PLC	6.750%		A-	1,588,034
32,000	Reinsurance Group of America Inc.	6.200%		BBB	797,120
70,700	RenaissanceRe Holdings Limited	5.375%		BBB+	1,396,325
23,800	Torchmark Corporation	5.875%		BBB+	526,932
	Total Insurance				25,551,855
	Machinery – 0.8%
75,000	Stanley, Black, and Decker Inc.	5.750%		BBB+	1,680,000
	Multi-Utilities – 1.4%
93,898	Dominion Resources Inc.	8.375%		BBB	2,449,799
21,400	DTE Energy Company	5.250%		Baa2	446,190
	Total Multi-Utilities				2,895,989
	Pharmaceuticals – 0.0%
3,285	Bristol Myers Squibb Company (CORTS)	6.250%		A+	83,932
	Real Estate Investment Trust – 8.9%
50,000	DDR Corporation	6.250%		Ba1	1,048,500
12,300	Digital Realty Trust Inc.	5.875%		Baa3	236,406
54,287	Hospitality Properties Trust	2.125%		Baa3	1,337,632
31,800	Kimco Realty Corporation	5.625%		Baa2	661,122
10,000	PS Business Parks, Inc.	6.875%		Baa2	245,400
73,699	PS Business Parks, Inc.	6.000%		Baa2	1,530,728
8,000	Public Storage, Inc.	5.750%		A	174,880
99,300	Public Storage, Inc.	5.200%		A3	2,018,769
18,600	Public Storage, Inc.	5.200%		A	379,068
117,100	Realty Income Corporation	6.625%		Baa2	2,865,437
153,858	Vornado Realty LP	7.875%		BBB	4,069,544
57,400	Vornado Realty Trust	5.700%		BBB-	1,202,530
38,709	Wachovia Preferred Funding Corporation	7.250%		BBB+	1,007,982
109,003	Weingarten Realty Trust	8.100%		BBB	2,315,224
	Total Real Estate Investment Trust				19,093,222
	U.S. Agency – 1.5%
20,200	Cobank Agricultural Credit Bank, (5)	11.000%		A-	1,076,282
20,000	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	1,999,376
	Total U.S. Agency				3,075,658
	Wireless Telecommunication Services – 1.4%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,750,848
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	759,810
19,791	United States Cellular Corporation	6.950%		Baa2	487,254
	Total Wireless Telecommunication Services				2,997,912
	Total $25 Par (or similar) Retail Structures (cost $110,625,898)				109,073,115

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 3.2% (2.3% of Total Investments)
	Diversified Financial Services – 0.2%
$ 500	ING US Inc.	5.650%	5/15/53	Ba1	$ 475,817
	Insurance – 3.0%
6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	6,420,250
$ 6,600	Total Convertible Bonds (cost $6,450,836)				6,896,067

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 6.4% (4.6% of Total Investments)
	Capital Markets – 1.3%
$ 1,700	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	$ 1,859,035
910	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,019,200
2,610	Total Capital Markets				2,878,235
	Commercial Banks – 1.7%
250	Den Norske Bank	0.511%	2/18/35	Baa3	142,500
250	Den Norske Bank	0.963%	2/24/37	Baa3	142,500
2,400	Groupe BCPE	2.220%	12/30/49	BBB-	1,851,000
150	LBG Capital I PLC, 144A	7.875%	11/01/20	BBB-	160,875
1,400	PNC Financial Services Inc.	4.850%	12/01/63	BBB	1,277,500
4,450	Total Commercial Banks				3,574,375
	Diversified Financial Services – 0.9%
1,700	Credit Suisse Group AG	6.500%	8/08/23	BBB+	1,814,580
	Electric Utilities – 0.2%
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	461,250
	Industrial Conglomerates – 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,056,250
	Insurance – 1.1%
700	AIG Life Holdings Inc.	7.570%	12/01/45	BBB	808,500
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,535,647
2,150	Total Insurance				2,344,147
	Multi-Utilities – 0.4%
900	Dominion Resources Inc.	2.549%	9/30/66	BBB	838,285
	Oil, Gas & Consumable Fuels – 0.3%
700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	654,500
$ 13,960	Total Corporate Bonds (cost $12,755,397)				13,621,622

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures – 76.6% (55.0% of Total Investments) (3)
	Capital Markets – 8.0%
2,100	Charles Schwab Corporation	7.000%	N/A (6)	BBB+	$ 2,310,000
3,000	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	3,037,500
800	Goldman Sachs Capital II	4.000%	N/A (6)	BB+	590,000
8,984	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	8,991,816
800	Macquarie PMI LLC	8.375%	N/A (6)	BB+	844,000
1,795	State Street Capital Trust IV	1.252%	6/15/37	A3	1,410,188
	Total Capital Markets				17,183,504
	Commercial Banks – 26.6%
2,200	Abbey National Capital Trust I	8.963%	N/A (6)	BBB-	2,739,000
1,400	Barclays Bank PLC, 144A	7.434%	N/A (6)	BBB-	1,543,500
2,100	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	2,165,625
1,000	Barclays Bank PLC	6.278%	N/A (6)	BBB-	951,386
1,000	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,016,147
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	BBB+	2,747,250
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	10,206,420
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	485,000
3,300	HBOS Capital Funding LP, 144A	6.071%	N/A (6)	BB	3,283,500
300	HBOS Capital Funding LP, Notes	6.850%	N/A (6)	BB	298,500
1,500	HSBC Bank PLC	0.750%	12/19/35	A-	913,125
1,500	HSBC Bank PLC	0.610%	6/11/37	A-	911,250
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,547,820
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (6)	BB	2,362,500
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	BB	570,000
4,500	M and T Bank Corporation, 144A	6.875%	N/A (6)	BBB	4,564,638
1,100	M and T Bank Corporation, (7)	5.000%	N/A (6)	BBB	1,017,500
2,700	National Australia Bank	8.000%	N/A (6)	BBB+	3,038,445
1,900	Nordea Bank AB	8.375%	N/A (6)	BBB+	2,052,000
2,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB	2,110,000
2,200	Rabobank Nederland, 144A	11.000%	N/A (6)	A-	2,893,000
200	Societe Generale, 144A	0.993%	N/A (6)	BBB-	170,000
4,128	Societe Generale	8.750%	N/A (6)	BBB-	4,378,157
4,800	Standard Chartered PLC, 144A	7.014%	N/A (6)	BBB+	5,064,000
	Total Commercial Banks				57,028,763
	Diversified Financial Services – 7.3%
500	Citigroup Capital III	7.625%	12/01/36	BB+	555,000
1,000	Citigroup Inc.	5.950%	N/A (6)	BB	953,750
1,600	General Electric Capital Corporation	6.250%	N/A (6)	AA-	1,668,000
4,500	General Electric Capital Corporation	7.125%	N/A (6)	AA-	5,017,500
6,800	JP Morgan Chase & Company	5.150%	N/A (6)	BBB	6,154,000
1,800	JP Morgan Chase Capital XXIII	1.260%	5/15/47	BBB	1,308,600
	Total Diversified Financial Services				15,656,850
	Electric Utilities – 1.0%
2,200	Electricite de France, 144A	5.250%	N/A (6)	A3	2,162,600
	Industrial Conglomerates – 0.5%
900	General Electric Capital Trust I	6.375%	11/15/67	AA-	967,500
	Insurance – 27.1%
400	Ace Capital Trust II	9.700%	4/01/30	A-	574,000
800	AIG Life Holdings Inc., 144A	8.500%	7/01/30	BBB	1,032,000
3,200	American International Group, Inc.	8.175%	5/15/58	BBB	3,944,000
4,300	AXA SA, 144A	6.380%	N/A (6)	Baa1	4,230,125
1,200	AXA SA	8.600%	12/15/30	A3	1,460,688
3,200	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	3,320,000
1,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	1,425,000
2,325	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	2,220,375
1,850	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,942,500
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	872,000
4,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,233,250
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,688,000
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,417,500
818	Oil Insurance Limited, 144A	3.230%	N/A (6)	Baa1	744,679
4,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,084,625
1,200	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,218,000
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	369,813
3,800	Prudential PLC	6.500%	N/A (6)	A-	3,809,120
1,500	QBE Capital Funding Trust II, 144A	6.797%	N/A (6)	BBB	1,515,000
1,400	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB-	1,375,500
4,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	4,017,888
1,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	1,062,500
2,200	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	2,343,000
900	White Mountain Re Group, 144A	7.506%	N/A (6)	BB+	926,277
2,154	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,285,933
	Total Insurance				58,111,773
	Multi-Utilities – 0.2%
500	Dominion Resources Inc.	7.500%	6/30/66	BBB	534,375
	Road & Rail – 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,499,519
	Specialty Retail – 0.1%
300	Swiss Re Capital I	6.854%	N/A (6)	A	319,500
	Wireless Telecommunication Services – 4.2%
7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	8,909,380
	Total $1,000 Par (or similar) Institutional Structures (cost $152,926,912)				164,373,764

Shares	Description (1), (8)				Value
	Investment Companies – 1.4% (1.0% of Total Investments)
137,958	Blackrock Credit Allocation Income Trust IV				$ 1,789,315
75,864	John Hancock Preferred Income Fund III				1,267,688
	Total Investment Companies (cost $4,631,955)				3,057,003
	Total Long-Term Investments (cost $287,540,505)				297,215,122

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 0.6% (0.5% of Total Investments)
$ 1,366	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $1,366,150, collateralized by $1,415,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $1,395,544	0.000%	11/01/13		$ 1,366,150
	Total Short-Term Investments (cost $1,366,150)				1,366,150
	Total Investments (cost $288,906,655) – 139.2%				298,581,272
	Borrowings – (41.5)% (9), (10)				(89,000,000)
	Other Assets Less Liabilities – 2.3% (11)				4,904,031
	Net Assets Applicable to Common Shares – 100%				$ 214,485,303

Investments in Derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (11)
JPMorgan	$ 14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$ (61,626)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	467,984
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,001,951
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(579,123)
	$ 80,726,000							$ 829,186

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Convertible Preferred Securities	$ 193,551	$ —	$ —	$ 193,551
	$25 Par (or similar) Retail Structures	100,604,707	8,468,408	—	109,073,115
	Convertible Bonds	—	6,896,067	—	6,896,067
	Corporate Bonds	—	13,621,622	—	13,621,622
	$1,000 Par (or similar) Institutional Structures	1,017,500	163,356,264	—	164,373,764
	Investment Companies	3,057,003	—	—	3,057,003
Short-Term Investments:
	Repurchase Agreements	—	1,366,150	—	1,366,150
Derivatives:
	Swaps*	—	829,186	—	829,186
	Total	$ 104,872,761	$ 194,537,697	$ —	$ 299,410,458
* Represents net unrealized appreciation (depreciation). Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $289,316,267.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
	Appreciation				$ 18,024,888
	Depreciation				(8,759,883)

	Net unrealized appreciation (depreciation) of investments				$ 9,265,005

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 Par (or similar) Institutional Structures classified as Level 2.
(6)	Perpetual security. Maturity date is not applicable.
(7)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 1.
(8)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 29.8%.
(10)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $182,345,311 have been pledged as collateral for Borrowings.

(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when - issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013